JOINT ARRANGEMENTS	12 Months Ended
Dec. 31, 2018
JOINT ARRANGEMENTS [Abstract]
JOINT ARRANGEMENTS
10.	JOINT ARRANGEMENTS

TGS jointly with SACDE applied for the public tender launched by the Argentine Government for the construction of a connection pipeline in the province of Santa Fe. This tender was finally obtained by the UT whose sole purpose is the execution of such works that would extend until March 31, 2019. For further information, see Note 23.

The Company participates in the UT in a percentage of 51% on the rights of the assets and on the obligations related to them. TGS consolidates line by line assets, liabilities and results of the UT based on the aforementioned percentage of participation.

The breakdown of the amounts included in the statements of financial position related to the Company’s participation in the UT and as of December 31, 2018 and 2017 and for the three years ended December 31, 2018 is the following:

	2018	2017
Consolidated Statements of financial position
Non Current assets	-	-
Current Assets	195,439	99,816
Total	195,439	99,816
Non Current Liabilities	-	-
Current Liabilities	169,843	99,726
Total	169,843	99,726

	2018	2017
Consolidated Statements of comprehensive income
Gross profit	33,876	797
Operating profit / (loss)	24,388	(25)
Net Financial results	1,047	226
Comprehensive income	25,435	201